Federated Mortgage Fund
A Portfolio of Federated Total Return Series, Inc.
INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED november 30, 2013
Under the heading entitled “Fund Management,” please add the following:
“Liam O'Connell, Portfolio Manager, has been the Fund's portfolio manager since May 2014.”
May 28, 2014
Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452175 (5/14)